ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.2%
Canada - 1.1%
Software - 1.1% (e)
Absolute Software Corp.		242,116	$2,087,856
BlackBerry, Ltd. (a)		2,744,617	14,797,733
Total Software			16,885,589

Cayman Islands - 0.0% (f)
Software - 0.0% (e)(f)
Arqit Quantum, Inc. (a)(b)		119,628	754,853

Finland - 0.2%
Software - 0.2% (e)
F-Secure Oyj (a)		531,464	2,784,750

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG		6,408	1,897,070

Isle Of Man - 0.2%
Software - 0.2% (e)
Kape Technologies PLC (a)		716,059	2,876,474

Israel - 5.9%
Communications Equipment - 0.3%
Radware, Ltd. - ADR (a)(b)		179,751	3,895,204
Software - 5.6% (e)
Allot Communications, Ltd. (a)		170,281	832,674
Check Point Software Technologies, Ltd. (a)		486,748	59,276,172
Cognyte Software, Ltd. (a)		320,695	1,362,954
CyberArk Software, Ltd. (a)(b)		194,443	24,880,926
Tufin Software Technologies, Ltd. (a)		162,836	2,045,220
Total Software			88,397,946
Total Israel			92,293,150

Japan - 2.2%
Software - 2.2% (e)
Cyber Security Cloud, Inc. (a)(b)		27,522	372,626
Digital Arts, Inc.		50,276	2,167,708
Trend Micro, Inc.		663,336	32,365,008
Total Software			34,905,342

Sweden - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fingerprint Cards AB - Class B (a)(b)		1,171,896	1,024,603

United Kingdom - 8.1%
Aerospace & Defense - 6.5%
BAE Systems PLC		7,770,496	78,528,841
QinetiQ Group PLC		2,576,663	11,530,041
Ultra Electronics Holdings PLC		315,745	13,306,421
Total Aerospace & Defense			103,365,303
IT Services - 0.2%
NCC Group PLC		1,478,429	3,369,023
Software - 1.4% (e)
Avast PLC (c)		2,763,489	17,391,859
Darktrace PLC (a)		1,119,347	4,014,165
Total Software			21,406,024
Total United Kingdom			128,140,350

United States - 81.3%
Aerospace & Defense - 1.3%
Parsons Corp. (a)(b)		498,280	20,140,478
Communications Equipment - 10.8%
Cisco Systems, Inc.		1,660,954	70,823,079
F5 Networks, Inc. (a)		290,947	44,526,529
Juniper Networks, Inc.		1,541,944	43,945,404
NetScout Systems, Inc. (a)(b)		344,932	11,675,948
Total Communications Equipment			170,970,960
IT Services - 16.8%
Akamai Technologies, Inc. (a)(b)		740,167	67,599,452
Cerberus Cyber Sentinel Corp. (a)(b)		142,880	514,368
Cloudflare, Inc. - Class A (a)(b)		1,314,129	57,493,144
Okta, Inc. (a)		756,681	68,403,962
SolarWinds Corp. (b)		191,007	1,957,822
VeriSign, Inc. (a)		421,751	70,571,595
Total IT Services			266,540,343
Professional Services - 12.2%
Booz Allen Hamilton Holding Corp.		626,349	56,596,896
CACI International, Inc. - Class A (a)		111,372	31,382,402
Leidos Holdings, Inc.		654,640	65,928,794
ManTech International Corp. - Class A		138,148	13,186,227
Science Applications International Corp. (b)		268,456	24,993,254
Total Professional Services			192,087,573
Software - 40.2% (e)
A10 Networks, Inc. (b)		307,378	4,420,096
CommVault Systems, Inc. (a)		213,550	13,432,295
Crowdstrike Holdings, Inc. - Class A (a)		436,984	73,658,023
Everbridge, Inc. (a)(b)		183,546	5,119,098
ForgeRock, Inc. - Class A (a)		318,432	6,820,813
Fortinet, Inc. (a)(b)		1,253,967	70,949,453
KnowBe4, Inc. - Class A (a)(b)		804,273	12,562,744
LiveRamp Holdings, Inc. (a)(b)		320,587	8,274,350
Mandiant, Inc. (a)		1,106,920	24,152,994
N-able, Inc. (a)(b)		286,999	2,582,991
NortonLifeLock, Inc. (b)		2,793,230	61,339,331
OneSpan, Inc. (a)		170,999	2,034,888
Palo Alto Networks, Inc. (a)(b)		146,994	72,606,216
Ping Identity Holding Corp. (a)		341,792	6,200,107
Qualys, Inc. (a)(b)		170,052	21,450,359
Rapid7, Inc. (a)(b)		277,161	18,514,355
Sailpoint Technologies Holdings, Inc. (a)(b)		449,267	28,160,056
SecureWorks Corp. - Class A (a)(b)		262,173	2,847,199
SentinelOne, Inc. - Class A (a)(b)		1,316,731	30,719,334
Splunk, Inc. (a)		701,278	62,035,052
Sumo Logic, Inc. (a)(b)		535,585	4,011,532
Telos Corp. (a)(b)		205,148	1,657,596
Tenable Holdings, Inc. (a)(b)		526,545	23,910,408
Varonis Systems, Inc. (a)(b)		520,989	15,275,397
Zscaler, Inc. (a)(b)		401,093	59,967,414
Total Software			632,702,101
Total United States			1,282,441,455
TOTAL COMMON STOCKS (Cost $1,753,430,163)			1,564,003,636

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.7%
ETFMG Sit Ultra Short ETF (g)		1,747,472	85,075,674
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (d)		131,339,147	131,339,147
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $218,630,724)			216,414,821

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 0.03% (d)		13,585,754	13,585,754
TOTAL SHORT-TERM INVESTMENTS (Cost $13,585,754)			13,585,754

Total Investments (Cost $1,985,646,641) - 113.8%			1,794,004,211
Liabilities in Excess of Other Assets - (13.8)%			(216,941,391)
TOTAL NET ASSETS - 100.0%			$1,577,062,820

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2022, the market value of these securities total $17,391,859, which represents 1.1% of net assets

(d)			The rate shown is the annualized seven-day yield at period end.
(e)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the Software Industry.
(f)			Less than 0.05%.
(g)			Affiliated Security. A schedule of the Fund's investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 87,071,250	$ -	$ (122,987)	$ (2,752)	$ (1,869,837)	$ -	$ 85,075,674	1,747,472

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,564,003,636	$-	$-	$1,564,003,636
Short-Term Investments	13,585,754	-	-	13,585,754
ETFMG Sit Ultra Short ETF**	85,075,674	-	-	85,075,674
Investments Purchased with Securities Lending Collateral*	-	-	-	131,339,147
Total Investments in Securities	$1,662,665,064	$-	$-	$1,794,004,211

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.